Share-Based Payments - Recognised Expense for Equity-Settled Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED PAYMENTS
Total expense recognized	€ 156	€ 157	€ 107
Own
SHARE-BASED PAYMENTS
Total expense recognized	€ 149	€ 140	€ 77